Principal Accounting Policies adoption of ASC 606 on our consolidated statements of operations (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Packaged tours	¥ 1,589,353	$ 244,279	¥ 10,147,148	¥ 7,578,822
Others	602,747	92,641	401,100	127,804
Total revenues	2,192,100	336,920	10,548,248	7,706,626
Net revenues	2,192,100	336,920	10,530,941	7,671,100
Cost of revenues	(1,024,206)	(157,418)	(9,891,736)	(7,309,062)
Gross profit	1,167,894	179,502	639,205	362,038
Sales and marketing	(894,148)	(137,428)	(1,900,397)	(1,149,512)
Total operating expenses	(2,051,320)	(315,282)	(3,138,266)	(1,820,978)
Loss from operations	(883,426)	(135,780)	(2,499,061)	(1,458,940)
Other loss, net	(121)	(19)	(2,553)	(1,334)
Loss before income tax expense	(755,691)	(116,148)	(2,424,043)	(1,466,876)
Net loss	(771,316)	(118,550)	(2,422,332)	(1,466,287)
Net loss attributable to noncontrolling interests	(4,934)	(758)	(15,104)	(3,006)
Net loss attributable to Tuniu Corporation	(767,304)	(117,934)	(2,407,194)	(1,463,281)
Net loss attributable to ordinary shareholders	(773,029)	(118,814)	(2,407,300)	(1,463,281)
Net loss	(771,316)	(118,550)	(2,422,332)	(1,466,287)
Comprehensive loss	(899,855)	(138,306)	(2,188,432)	(1,278,181)
Comprehensive loss attributable to noncontrolling interests	922	142	(34)
Comprehensive loss attributable to Tuniu Corporation	¥ (895,843)	$ (137,690)	¥ (2,173,294)	¥ (1,275,175)
Net loss per share-basic and diluted | (per share)	¥ (2.04)	$ (0.31)	¥ (6.45)	¥ (5.89)
Scenario, Previously Reported [Member]
Packaged tours			¥ 10,179,977	¥ 7,553,041
Others			385,603	127,745
Total revenues			10,565,580	7,680,786
Net revenues			10,548,273	7,645,260
Cost of revenues			(9,921,304)	(7,274,675)
Gross profit			626,969	370,585
Sales and marketing			(1,908,424)	(1,154,155)
Total operating expenses			(3,146,293)	(1,825,621)
Loss from operations			(2,519,324)	(1,455,036)
Other loss, net				(1,336)
Loss before income tax expense			(2,444,306)	(1,462,974)
Net loss			(2,442,595)	(1,462,385)
Net loss attributable to noncontrolling interests			(15,470)
Net loss attributable to Tuniu Corporation			(2,427,091)	(1,459,379)
Net loss attributable to ordinary shareholders			(2,427,197)	(1,459,379)
Net loss			(2,442,595)	(1,462,385)
Comprehensive loss			(2,208,695)	(1,274,279)
Comprehensive loss attributable to noncontrolling interests			(15,470)
Comprehensive loss attributable to Tuniu Corporation			¥ (2,193,191)	¥ (1,271,273)
Net loss per share-basic and diluted | ¥ / shares			¥ (6.50)	¥ (5.88)
Restatement Adjustment [Member]
Packaged tours			¥ (32,829)	¥ 25,781
Others			15,497	59
Total revenues			(17,332)	25,840
Net revenues			(17,332)	25,840
Cost of revenues			29,568	(34,387)
Gross profit			12,236	(8,547)
Sales and marketing			8,027	4,643
Total operating expenses			8,027	4,643
Loss from operations			20,263	(3,904)
Other loss, net				2
Loss before income tax expense			20,263	(3,902)
Net loss			20,263	(3,902)
Net loss attributable to noncontrolling interests			366
Net loss attributable to Tuniu Corporation			19,897	(3,902)
Net loss attributable to ordinary shareholders			19,897	(3,902)
Net loss			20,263	(3,902)
Comprehensive loss			20,263	(3,902)
Comprehensive loss attributable to noncontrolling interests			366
Comprehensive loss attributable to Tuniu Corporation			¥ 19,897	¥ (3,902)
Net loss per share-basic and diluted | ¥ / shares			¥ 0.05	¥ (0.01)